Shareholders' Equity - Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 $ / shares shares	Nov. 11, 2020 $ / shares	Jan. 17, 2020 $ / shares	Dec. 31, 2019 Vote $ / shares shares
Jaws Acquisition Corp
Class of Stock [Line Items]
Shares subject to possible redemption	56,966,114				0
Stockholders equity split	one-for-one
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	6,000,000,000	6,000,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		170,299,189
Common shares, shares outstanding (in shares)		170,299,189
Class A common stock | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	400,000,000				400,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Common shares, votes per share | Vote	1				1
Common shares, shares issued (in shares)	12,033,886				0
Common shares, shares outstanding (in shares)	12,033,886				0
Shares subject to possible redemption	56,966,114
Number of Class A common stock issued upon conversion of each share (in shares)	1
Common stock issuable upon conversion pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%
Class A common stock | Founder Shares | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	400,000,000				400,000,000
Class A common stock | Sponsor | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	12,033,886				0
Common shares, shares outstanding (in shares)	12,033,886				0
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		306,843,662
Common shares, shares outstanding (in shares)		306,843,662
Class B common stock | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	40,000,000				40,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1				1
Common shares, shares issued (in shares)	17,250,000				1
Common shares, shares outstanding (in shares)	17,250,000				1
Class B common stock | Founder Shares | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	40,000,000				40,000,000
Class B common stock | Sponsor | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Common shares, shares issued (in shares)	17,250,000				1
Common shares, shares outstanding (in shares)	17,250,000				1
Class B common stock | Sponsor | Founder Shares | Jaws Acquisition Corp
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001